Investments in affiliates and investments in available-for-sale securities (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Feb. 28, 2015	Mar. 31, 2017	Mar. 20, 2017	Mar. 17, 2017	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Equity Method Investments [Line Items]
Payments to acquire common stock						$ 7,638	$ 0	$ 22,846
Equity in net earnings of affiliated companies						4,399	(202,779)	61,484
Investments in affiliates						183,160	160,071	381,746
Dividends received						7,298	0	18,244
Other than temporary impairment loss on investments							228,026
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings		2.00%	2.00%		2.00%
Common Units issued in public offering		1,200,442
Payments to acquire investment		$ 110	$ 2,048		$ 12
Number of shares issued-common stock			47,795,000
Equity in net earnings of affiliated companies						$ 1,892	1,833	2,621
Private placement of units to Navios Holdings		2,040,000
Partners capital account units acquisitions		66,131	975,408		7,376
Price per common unit			$ 2.1
Navios Revolving Loans I Transfer
Schedule Of Equity Method Investments [Line Items]
Long-term liability recognized				$ 33,473
Proceeds from transfer of debt				$ 4,050
Navios Revolving Loans I Transfer | Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings				2.00%
Payments to acquire investment				$ 468
Number of shares issued-common stock				13,076,923
Consideration equity component				$ 29,423
Partners capital account units acquisitions				266,876
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Common Units issued in public offering	4,600,000
Proceeds From Issuance Of Common Limited Partners Units	$ 60,214
Proceeds from private placement of units to Navios Holdings	$ 14,967
Navios Partners | Private placement | Common units
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings	1,120,547
Navios Partners | Private placement | General partner units
Schedule Of Equity Method Investments [Line Items]
Private placement of units to Navios Holdings	22,868
Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings						2.00%
Payments to acquire common stock	$ 1,229
General Partner units held by Navios Holdings						3,016,284
Common units held by Navios Holdings						28,421,233
Difference between carrying amount of investment and underlying equity in net assets of equity method investee						$ 98,608	112,417
Equity in net earnings of affiliated companies						12,570	(5,979)	15,462
Investments in affiliates						66,773	24,033
Dividends received						$ 0	0	27,993
Ownership percentage of Navios Holdings						20.80%
Market value of the investment						$ 74,193
Other than temporary impairment loss on investments							83,596
Acropolis
Schedule Of Equity Method Investments [Line Items]
Investments in affiliates						228	105
Dividends received						$ 55	85	454
Ownership percentage of Navios Holdings						35.00%
Ownership Interest						50.00%
Profit Sharing Arrangement						Navios Holdings has a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owns 50% of Acropolis' stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends will be allocated 35% to the Company with the balance to the other shareholder.
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee						$ 113,597	140,131
Equity in net earnings of affiliated companies						(9,875)	29,801	43,299
Investments in affiliates						99,590	124,062
Dividends received						$ 14,595	14,595	$ 18,244
Ownership percentage of Navios Holdings						46.20%
Percentage of voting stock of Navios Holdings in Navios Acquisition						42.90%
Market value of the investment						$ 81,005
Other than temporary impairment loss on investments							$ 144,430